Fair value of financial assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Financial assets measured at amortized cost
Cash & cash equivalents	€ 196,028	€ 111,538	[1]	€ 128,897	[1]	€ 115,506
Financial assets at fair value through profit or loss
Convertible loan	3,560	6,203	[1]	2,750
Financial assets at fair value through OCI
Non-listed equity investments	399	3,842	[1]	3,046
At carrying value [member]
Financial assets measured at amortized cost
Trade receivables (current)	41,541	30,871		40,977
Other financial assets (non-current)	2,696	712		580
Other current non-trade receivables	1,696	1,618		1,676
Cash & cash equivalents	196,028	111,538		128,897
Total financial assets measured at amortised cost	241,961	144,739		172,130
Financial assets at fair value through profit or loss
Derivatives	1,770	23		9
Convertible loan	3,560	6,203		2,750
Total financial assets measured at fair value through profit and loss	5,330	6,226		2,759
Financial assets at fair value through OCI
Non-listed equity investments	399	3,842		3,046
Total financial assets at fair value through OCI	399	3,842		3,046
At fair value [member]
Financial assets measured at amortized cost
Trade receivables (current)	41,541	30,871		40,977
Other financial assets (non-current)	2,696	712		580
Other current non-trade receivables	1,696	1,618		1,676
Cash & cash equivalents	196,028	111,538		128,897
Total financial assets measured at amortised cost	€ 241,961	€ 144,739		€ 172,130

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.